Share-Based Compensation - Summary Changes in Non-vested Restricted Stock Awards and Stock Units (Details) shares in Thousands	12 Months Ended
	Nov. 30, 2020 $ / shares shares
Restricted Stock Awards and Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Non-vested, Number of Shares [Roll Forward]
Non-vested shares, beginning | shares	1,051
Awards and units vested, shares | shares	(291)
Awards canceled/forfeited, shares | shares	(54)	[1]
Non-vested shares, ending | shares	768
Non-vested, weighted-average, grant-date fair value per share, beginning | $ / shares	$ 103.51
Awards and units vested, weighted-average, grant-date fair value per share | $ / shares	104.63
Weighted-average fair value per share at grant date | $ / shares	77.59	[1]
Non-vested, weighted-average, grant-date fair value per share, ending | $ / shares	$ 102.60
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Non-vested, Number of Shares [Roll Forward]
Awards granted, shares | shares	60
Awards/Units granted, weighted-average, grant-date fair value per share | $ / shares	$ 97.40
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Non-vested, Number of Shares [Roll Forward]
Awards granted, shares | shares	3
Awards/Units granted, weighted-average, grant-date fair value per share | $ / shares	$ 110.58

[1]	For performance-based restricted stock units, the difference between maximum awards and the actual number of shares issued upon full vesting is included.